Pension and other post-retirement benefits - Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in plan assets
Non-current assets (note 11)	$ 10,662	$ 8,437
Pension Plans
Change in projected benefit obligation
Projected benefit obligation, beginning of year	564,970	484,707
Projected benefit obligation assumed from business combination	195,231	20,196
Modifications to plans	(191)	(7,705)
Service cost	15,450	12,351
Interest cost	19,281	20,222
Actuarial (gain) loss	76,618	65,443
Contributions from retirees	171	0
Medicare Part D	0	0
Benefits paid	(37,020)	(30,244)
Foreign exchange	403	0
Projected benefit obligation, end of year	834,913	564,970
Change in plan assets
Fair value of plan assets, beginning of year	407,074	339,099
Plan assets acquired in business combination	179,600	8,004
Actual return on plan assets	52,876	68,025
Employer contributions	26,099	22,190
Contributions from retirees	171	0
Medicare Part D subsidy receipts	0	0
Benefits paid	(37,020)	(30,244)
Foreign exchange	357	0
Fair value of plan assets, end of year	629,157	407,074
Unfunded status	(205,756)	(157,896)
Non-current assets (note 11)	488	0
Current liabilities	(1,989)	(1,415)
Non-current liabilities	(204,255)	(156,481)
Net amount recognized	(205,756)	(157,896)
Other Postretirement Benefit Plans, Defined Benefit
Change in projected benefit obligation
Projected benefit obligation, beginning of year	219,217	168,325
Projected benefit obligation assumed from business combination	44,950	11,646
Modifications to plans	0	0
Service cost	6,175	4,587
Interest cost	7,695	7,575
Actuarial (gain) loss	34,507	33,605
Contributions from retirees	2,037	1,913
Medicare Part D	377	414
Benefits paid	(8,434)	(8,848)
Foreign exchange	0	0
Projected benefit obligation, end of year	306,524	219,217
Change in plan assets
Fair value of plan assets, beginning of year	158,873	115,542
Plan assets acquired in business combination	0	15,688
Actual return on plan assets	21,219	25,464
Employer contributions	2,583	8,628
Contributions from retirees	1,998	1,913
Medicare Part D subsidy receipts	377	414
Benefits paid	(8,434)	(8,776)
Foreign exchange	0	0
Fair value of plan assets, end of year	176,616	158,873
Unfunded status	(129,908)	(60,344)
Non-current assets (note 11)	10,174	8,437
Current liabilities	(2,835)	(1,168)
Non-current liabilities	(137,247)	(67,613)
Net amount recognized	$ (129,908)	$ (60,344)